BALANCE SHEET PARENTHETICAL (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
BALANCE SHEET PARENTHETICAL
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	21,290,000	21,290,000	20,700,000
Common stock shares outstanding	21,290,000	21,290,000	20,700,000